Stock-Based Compensation (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Line Items]
Number of outstanding share units were exercisable		2.5
Number of outstanding warrants		2.5
Weighted average exercise price (in Dollars per share)		$ 3.3
Performance Share Units (“PSUs”) [Member]
Stock-Based Compensation [Line Items]
Volatility, percentage	57.00%